income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 62	$ 171	$ 125	$ 311
Adjustments recognized in the current period for income taxes of prior periods	(13)	(6)	(12)	(6)
(Non-taxable) Non-deductible amounts, net	2	1	(7)	(1)
Withholding and other taxes	2	7	9	15
Losses not recognized	5	1	8	3
Foreign tax differential	4	(8)	(7)	(11)
Other	1	1	2
Income taxes	$ 63	$ 167	$ 118	$ 311
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	24.20%	25.70%	23.30%	25.60%
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(5.30%)	(0.90%)	(2.20%)	(0.50%)
Tax rate effect for non-deductible amounts (as a percent)	0.80%	0.20%	(1.30%)	0.00%
Withholding and other taxes (as percent)	0.80%	1.00%	1.70%	1.20%
Losses not recognized (as percent)	1.90%	0.20%	1.50%	0.20%
Foreign tax differential (as percent)	1.50%	(1.30%)	(1.30%)	(0.90%)
Tax rate effect for other (as a percent)	0.40%	0.10%	0.30%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	24.30%	25.00%	22.00%	25.60%